Goldman Sachs Bond Fund Average Annual Total Returns - Class A C Inst Serv Inv R R6 Shares [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent		4.13%	(1.44%)	1.67%
Performance Inception Date	Nov. 30, 2006
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.29%	(2.78%)	0.44%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.41%	(1.66%)	0.76%
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	(1.42%)	1.30% [1]
Performance Inception Date	Nov. 30, 2006
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.55%	(0.34%)	2.41%
Performance Inception Date	Nov. 30, 2006
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.01%	(0.85%)	1.91%
Performance Inception Date	Jun. 20, 2007
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.36%	(0.44%)	2.32%
Performance Inception Date	Nov. 30, 2007
Class R Shares
Prospectus [Line Items]
Average Annual Return, Percent		7.81%	(0.94%)	1.82%
Performance Inception Date	Nov. 30, 2007
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.56%	(0.33%)	2.40%
Performance Inception Date	Jul. 31, 2015

[1]	Class C Shares automatically convert into Class A Shares eight years after the purchase date. The 10-Year performance for Class C Shares does not reflect the conversion to Class A Shares after the first eight years of performance.